Submission	Sep. 10, 2024
Submission [Line Items]
Central Index Key	0001326380
Registrant Name	GameStop Corp.
Registration File Number	333-279472
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES